Future Rents And Tenant Concentration (Details Textual)	3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2015	Apr. 30, 2014
Future rents and tenant concentration (Textual)
Number of tenants	2	2
Tenants 1
Future rents and tenant concentration (Textual)
Revenue tenants	17.00%	17.00%	19.00%
Tenants 2
Future rents and tenant concentration (Textual)
Revenue tenants	14.00%	14.00%	15.00%